Special Charges	12 Months Ended
Dec. 31, 2018
Business Acquisition And Restructuring Costs [Abstract]
Special Charges

21. SPECIAL CHARGES

Special charges within the consolidated statements of operations include costs and recoveries that relate to certain restructuring initiatives that we have undertaken from time to time, acquisition-related costs and recoveries and other charges.

Fiscal 2018 Restructuring Program

During Fiscal 2018 we began to implement restructuring activities to streamline our operations (collectively the “Fiscal 2018 Restructuring Program”). The Fiscal 2018 Restructuring Program charges relate to workforce reductions including retiring allowances related to certain individuals and facility consolidations. As of December 31, 2018, we accrued costs to be of approximately $6,233, of which $3,020 has been paid.

The restructuring accruals require management to make certain judgments and estimates regarding the amount and timing of restructuring charges or recoveries.  Our estimated liability could change subsequent to its recognition, requiring adjustments to the expense and the liability recorded.  On a quarterly basis, we conduct an evaluation of the related liabilities and expenses and revise our assumptions and estimates as appropriate.

A reconciliation of the beginning and ending restructuring program liability for the year ended December 31, 2018 is shown in the table below.

Acquisition related costs including retention payments

In connection with the acquisition of VIZIYA, the Company has provided the employees of VIZIYA with a retention plan covering the period from the date of acquisition through to June 30, 2021. Under this retention plan, assuming all present employees of VIZIYA remain employed through the retention period, the Company will pay approximately $1,753 in total retention payments. The first payment, amounting to $303, was made in December 2018.

Contingent Consideration Obligation

The contingent consideration obligation relates to share and cash earn-out payments which will be made if certain earning targets are met by VIZIYA by July 31, 2019. The fair value estimate for contingent consideration obligation is discussed in Note 15. Adjustments to the fair value measurement of the contingent consideration obligation are recorded as Special charges.

	Licensing	Intelligent Systems	Corporate	Total
Year ended December 31, 2018
Fiscal 2018 Restructuring Program	$2,498	$2,435	$1,300	$6,233
Acquisition related costs including retention payments	-	-	303	303
Contingent consideration fair value adjustment	-	-	(3,545)	(3,545)
Special charges, net	$2,498	$2,435	$(1,942)	$2,991

Year ended December 31, 2017
Acquisition related costs including retention payments	-	-	1,682	1,682
Contingent consideration fair value adjustment			(1,976)	(1,976)
Special charges, net	$-	$-	$(294)	$(294)

Fiscal 2018 Restructuring Program
Restructuring accrual as at January 1, 2018	$-	$-	$-	$-
Workforce reduction	2,392	1,812	-	4,204
Retiring allowances	88	-	1,300	1,388
Facilities costs	-	90	-	90
Asset write-downs	-	342	-	342
Other costs	18	191	-	209
Total accruals and costs	2,498	2,435	1,300	6,233
Less amounts paid during the year	736	2,284	-	3,020
Restructuring accrual as at December 31, 2018	$1,762	$151	$1,300	$3,213